Document and Entity Information	0 Months Ended
Dec. 26, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 26, 2013
Registrant Name	Credit Suisse Commodity Strategy Funds
Central Index Key	0001291446
Amendment Flag	false
Document Creation Date	Dec. 26, 2013
Document Effective Date	Feb. 01, 2014
Prospectus Date	Mar. 01, 2013
Class A, C, I Prospectus | Credit Suisse Commodity ACCESS Strategy Fund | Class A | Credit Suisse Commodity Strategy Funds
Risk/Return:
Trading Symbol	CRCAX
Class A, C, I Prospectus | Credit Suisse Commodity ACCESS Strategy Fund | Class C | Credit Suisse Commodity Strategy Funds
Risk/Return:
Trading Symbol	CRCCX
Class A, C, I Prospectus | Credit Suisse Commodity ACCESS Strategy Fund | Class I | Credit Suisse Commodity Strategy Funds
Risk/Return:
Trading Symbol	CRCIX
Class A, C, I Prospectus | Credit Suisse Commodity Return Strategy Fund | Class I | Credit Suisse Commodity Strategy Funds
Risk/Return:
Trading Symbol	CRSOX
Class A, C, I Prospectus | Credit Suisse Commodity Return Strategy Fund | Class A | Credit Suisse Commodity Strategy Funds
Risk/Return:
Trading Symbol	CRSAX
Class A, C, I Prospectus | Credit Suisse Commodity Return Strategy Fund | Class C | Credit Suisse Commodity Strategy Funds
Risk/Return:
Trading Symbol	CRSCX
Class A, C, I Prospectus | Credit Suisse Floating Rate High Income Fund | Class A | CREDIT SUISSE OPPORTUNITY FUNDS
Risk/Return:
Trading Symbol	CHIAX
Class A, C, I Prospectus | Credit Suisse Floating Rate High Income Fund | Class C | CREDIT SUISSE OPPORTUNITY FUNDS
Risk/Return:
Trading Symbol	CHICX
Class A, C, I Prospectus | Credit Suisse Floating Rate High Income Fund | Class I | CREDIT SUISSE OPPORTUNITY FUNDS
Risk/Return:
Trading Symbol	CSHIX
Class A, C, I Prospectus | Credit Suisse Strategic Income Fund | Class A | CREDIT SUISSE OPPORTUNITY FUNDS
Risk/Return:
Trading Symbol	CSOAX
Class A, C, I Prospectus | Credit Suisse Strategic Income Fund | Class C | CREDIT SUISSE OPPORTUNITY FUNDS
Risk/Return:
Trading Symbol	CSOCX
Class A, C, I Prospectus | Credit Suisse Strategic Income Fund | Class I | CREDIT SUISSE OPPORTUNITY FUNDS
Risk/Return:
Trading Symbol	CSOIX
Class A, C, I Prospectus | Credit Suisse Managed Futures Strategy Fund | Class A | CREDIT SUISSE OPPORTUNITY FUNDS
Risk/Return:
Trading Symbol	CSAAX
Class A, C, I Prospectus | Credit Suisse Managed Futures Strategy Fund | Class C | CREDIT SUISSE OPPORTUNITY FUNDS
Risk/Return:
Trading Symbol	CSACX
Class A, C, I Prospectus | Credit Suisse Managed Futures Strategy Fund | Class I | CREDIT SUISSE OPPORTUNITY FUNDS
Risk/Return:
Trading Symbol	CSAIX
Class A, C, I Prospectus | Credit Suisse Multialternative Strategy Fund | Class A Shares | CREDIT SUISSE OPPORTUNITY FUNDS
Risk/Return:
Trading Symbol	CSQAX
Class A, C, I Prospectus | Credit Suisse Multialternative Strategy Fund | Class C Shares | CREDIT SUISSE OPPORTUNITY FUNDS
Risk/Return:
Trading Symbol	CSQCX
Class A, C, I Prospectus | Credit Suisse Multialternative Strategy Fund | Class I Shares | CREDIT SUISSE OPPORTUNITY FUNDS
Risk/Return:
Trading Symbol	CSQIX